Cash - Adjustments for non-cash items (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash
Depreciation	kr 2,823	kr 1,822
Change in Provisions	6,634	175
Share-based payments	6,012	249
Other	(4)	62
Total	15,465	2,308
Parent Company
Cash
Depreciation	24	44
Change in Provisions	4,797	175
Share-based payments	6,011	249
Other	0	78
Total	kr 10,832	kr 546